Maturities of Long-Term Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Debt Disclosure [Abstract]
2015	$ 254,441	1,578,702	234,121
2016	141,224	876,241
2017	108,483	673,090
Long-term debt	$ 504,148	3,128,033